Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 2,110	$ 4,559	$ 4,085	$ 2,911